Related Party Disclosures	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party disclosures

15. Related party disclosures

Compensation of key management personnel of the Company

	2019	2018	2017
	(in thousands)
	£	£	£
Short-term employee benefits	1,686	1,687	1,184
Pension and other benefits	69	72	56
Share-based payments	1,976	893	11,230
	3,731	2,652	12,470

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting year related to key management personnel.